Fair value of assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Fair value of assets and liabilities [abstract]
Summary of valuation adjustment
Valuation adjustment on financial assets and liabilities
30

June
2022
31

December

2021
Bid/Offer -210 -143
Model Risk -8 -11
CVA -227 -159
DVA 252 -66
CollVA -9 -8
FVA -44 -95
Total Valuation

Adjustments
-247 -482

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
Level 1 Level 2 Level 3 Total
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Financial Assets
Financial assets at fair value
through profit or loss

- Equity securities
10,908 17,591 2 2 120 134 11,030 17,727

- Debt securities
2,452 2,317 6,623 7,016 3,282 2,643 12,357 11,976

- Derivatives
14 6 35,066 21,154 389 140 35,469 21,299

- Loans and receivables

77,706 48,706 2,065 2,248 79,771 50,954
13,373 19,914 119,398 76,877 5,856 5,165 138,628 101,956
Financial assets at fair value
through other
comprehensive income

- Equity securities
1,822 2,232 242 225 2,065 2,457

- Debt securities
23,552 21,753 4,324 5,587 27,876 27,340

- Loans and receivables

805 838 805 838
25,374 23,984 4,324 5,587 1,047 1,063 30,745 30,635
Financial liabilities
Financial liabilities at fair
value through profit or loss
–

Debt securities
752 827 4,817 5,333 121 135 5,690 6,295
–

Deposits
64,483 43,026 64,483 43,026
–

Trading securities
1,536 955 152 120 8 0 1,695 1,075
–

Derivatives
63 63 35,635 20,388 416 195 36,114 20,646
2,351 1,844 105,086 68,867 545 330 107,982 71,041

Valuation techniques and range of unobservable inputs
Valuation techniques and range of unobservable

inputs (Level 3)
Assets Liabilities Valuation techniques
Significant unobservable inputs
Lower range Upper range
In EUR million
30

June

2022
31

December

2021
30

June

2022
31

December

2021
30

June

2022
31

December

2021
30

June

2022
31

December

2021
At fair value through profit or loss
Debt securities 3,282 2,643 8 Price based Price (%) 0% 0% 122% 121%
Equity securities 120 134 Price based Price (price per share) 0 0 5,475 5,475
Loans and advances 1,826 1,598 Price based Price (%) 1% 0% 100% 100%
Present value techniques Credit spread (bps) 1 0 240 250
(Reverse) repo's 239 650 Present value techniques Interest rate (%) 0% 0% 3% 1%
Structured notes 121 135 Price based Price (%) 83% 84% 110% 125%
Option pricing model Equity volatility (%) 15% 13% 33% 30%
Equity/Equity correlation 0.6 n.a. 1.0 n.a.
Equity/FX correlation -0.6 0 0.6 0
Dividend yield (%) 0% 3% 6% 4%
Present value techniques Credit spread (bps) 94 94
Derivatives
–

Rates
286 5 229 35 Option pricing model Interest rate volatility (bps) 51 43 144 82
Present value techniques Reset spread (%) 2% 2% 2% 2%
Prepayment rate (%) 5% 12%
–

FX
98 27 95 30 Option pricing model Implied volatility (%) 1% 1% 32% 16%
–

Credit
4 75 108 94 Present value techniques Credit spread (bps) 6 1 885 359
Price based Price (%) 0% 0% 0% 100%
–

Equity
30 –17 27 Option pricing model Equity volatility (%) 16% 11% 115% 119%
Equity/Equity correlation 0.5 0.5 1.0 0.8
Equity/FX correlation -0.7 -0.7 0.1 0.1
Dividend yield (%) 0% 0% 50% 18%
–

Other
1 3 9 Option pricing model Commodity volatility (%) 16% 20% 48% 89%
At fair value through other comprehensive income
–

Loans and advances
805 838 Present value techniques Prepayment rate (%) 6% 9% 6% 9%
Price based

Price (%) 83% 99% 99% 100%
–

Equity
242 225 Present value techniques Credit spread (bps) 6.9 2 6.9 2
Interest rate (%) 3% 3% 3% 3%
Price based Price (%) 122% 1% 122% 1%
Price based Other (EUR) 70 63 90 80
Total 6,903 6,228 545 330

Changes in level 3 financial assets
Changes in Level 3 Financial assets
Trading assets
Non-trading
derivatives
Financial assets

mandatorily at FVPL
Financial assets
designated at FVPL
Financial assets
at FVOCI Total
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Opening balance

822 882 1 1 1,862 1,191 2,480 796 1,063 1,231 6,228 4,101
Realised gain/loss

recognised in the statement of profit or loss during the period

1
–83 22 1 –8 32 172 –80 9 –12 90 –37
Revaluation recognised in other comprehensive income during the period

2
–61 22 –61 22
Purchase of assets 64 453 4 3 567 1,496 581 1,919 180 165 1,396 4,036
Sale of assets
–
5
–
48
–
3
–
246
–
612
–
196
–
141
–
121
–
234
–
568
–
1,037
Maturity/settlement
–
335
–
14
–
282
–
163
–
13
–
36
–
109
–
653
–
299
Reclassifications

–5 –5 –6 –5 –11
Transfers

into Level 3
232 43 280 4 –1 409 –45 –1 881 42
Transfers

out of Level 3
–
434
–
517
–
1
–
95
–
98
–
529
–
615
Exchange rate differences 34 0 23 20 8 57 9 122 29
Changes in the composition of the group and other changes 0 –2 –2
Closing balance 295 822 285 1 1,822 1,862 3,454 2,480 1,047 1,063 6,903 6,228
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts
includes EUR -75

million (31 December 2021: EUR
50

million) of unrealised gains and losses recognised in the statement of profit or loss.

2

Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in level 3 financial liabilities
Changes in Level 3 Financial liabilities
Financial liabilities
designated as at fair

value through profit or
loss Trading liabilities
Non-trading
derivatives Total
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Opening balance 160 180 35 39 135 180 330 398
Realised gain/loss recognised in
the statement of profit or loss

during the period
1
41 101 11 -5 13 47 113
Additions 42 58 8 3 6 52 56 113
Redemptions -7 -10 -3 -140 -7 -153
Maturity/settlement -103 -44 -71 -1 -174 -45
Transfers

into Level 3
92 48 175 122 233 389 282
Transfers

out of Level 3
-35 -173 -3 -65 -203 -100 -378
Exchange rate differences 5 0 0 0 0 0 5 0
Closing balance 195 160 229 35 121 135 545 330
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes
EUR 47

million (2021: EUR
113

million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments
Sensitivity analysis of Level 3 instruments
Positive fair value
movements from

using reasonable

possible alternatives
Negative fair value
movements from

using reasonable

possible alternatives
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Equity (equity derivatives, structured notes) 27 3 -19 -27
Interest rates (Rates derivatives,

FX derivatives)
12 15 -1
Credit (Debt securities, Loans, structured notes, credit derivatives)
28 27 -7 -2
68 45 -26 –30

Methods applied in determining fair values of financial assets and liabilities (carried at amotised cost)
Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
Carrying Amount
Total fair

value
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Financial Assets
Loans and advances to banks
22,966 23,592 22,845 23,635
Loans and advances to customers
643,478 625,122 619,738 635,657
Securities at amortised cost
48,371 48,319 45,601 48,323
714,815 697,032 688,184 707,614
Financial liabilities
Deposits from banks 90,513 85,092 90,719 86,035
Customer deposits 642,455 617,400 641,837 617,641
Debt securities in issue 93,123 91,784 93,224 93,085
Subordinated loans 15,473 16,715 14,913 17,203
841,564 810,990 840,693 813,964